OPTIONS AND WARRANTS	9 Months Ended
	Dec. 31, 2013	Mar. 31, 2013
OPTIONS AND WARRANTS [Text Block]

NOTE 9 – OPTIONS AND WARRANTS

Stock Option Awards

Effective October 9, 2013, the Company granted a total of 6,000,000 stock options to Steven A. Nickolas and Richard A. Wright ( 3,000,000 stock options to each). The stock options are exercisable at the exercise price of $0.605 per share for a period of ten years from the date of grant. The stock options vest as follows: (i) 1,000,000 upon the date of grant; and (ii) 500,000 per quarter until fully vested.

The Company has recognized compensation expense of $1,669,302 on the stock options granted that vested during the current period for the nine months ended December 31, 2013. The fair value of the unvested shares is $3,338,604 as of December 31, 2013 with the total unrecognized compensation cost related to non-vested stock options which is expected to be recognized over a weighted-average period of approximately 1 year. The aggregate intrinsic value of these options was $0 at December 31, 2013. Stock based compensation totaled $1,669,302 for the nine months ended December 31, 2013.

Stock option activity summary covering options is presented in the table below:

Weighted-
average
		Weighted-	Remaining
		average	Contractual
	Number of	Exercise	Term
	Shares	Price	(years)
Outstanding at March 31, 2013	-	$-	-
Granted	6,000,000	$0.61	9.8
Exercised	-	$-	-
Expired/Forfeited	-	$-	-
Outstanding at December 31, 2013	6,000,000	$0.61	9.8
Exercisable at December 31, 2013	2,000,000	$0.61	9.8

Warrants

The following is a summary of the status of all of our warrants as of December 31, 2013 and changes during the nine months ended on that date:

	Number	Weighted-Average
	of	Exercise Price
	Warrants
Outstanding at April 1, 2013	-	$0.00
Granted	8,310,415	$0.52
Exercised	-	$0.00
Cancelled	-	$0.00
Outstanding at Decemberl 31, 2013	8,310,415	0.52
Warrants exercisable at Decemberl 31, 2013	7,147,624	0.52

The following table summarizes information about stock warrants outstanding and exercisable at December 31, 2013:

	STOCK WARRANTS OUTSTANDING AND EXERCISABLE
		Weighted-Average
	Number of	Remaining	Weighted-
	Warrants	Contractual	Average
Exercise Price	Outstanding	Life in Years	Exercise Price
$0.50	1,887,175	1.92	$0.50
$0.60	943,588	1.92	$0.60
$0.50	3,604,652	3.86	$0.50
NOTE 9 – WARRANTS AND OPTIONS As of March 31, 2013, no stock options or warrants have been issued.